Equity - Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Jan. 01, 2019 TWD ($)	Jan. 01, 2018 TWD ($)
Beginning balance	$ 384,529		$ 369,410	$ 366,928
Effect of retrospective application of IFRS 9, 15 and 16					$ 0	$ 883
Profit Allocated to Noncontrolling Interests	974	$ 32	1,024	1,172
Unrealized gain or loss on available-for-sale financial assets				605
Income tax relating to unrealized gain and loss on available-for-sale financial assets	0		0	(3)
Income tax relating to remeasurements of defined benefit pension plans	(305)		243	344
Cash dividends distributed by subsidiaries	(710)		(958)	(942)
Partial disposal of interests in subsidiaries			1,175	106
Share-based payment transactions of subsidiaries	21		53	22
Other changes in additional paid-in capital of subsidiaries				0
Net increase (decrease) in noncontrolling interests	(1)		294	223
Ending balance	384,272	12,848	384,529	369,410
Noncontrolling interests [Member]
Beginning balance	9,857		8,474	6,272
Effect of retrospective application of IFRS 9, 15 and 16	(20)		(4)	0
Profit Allocated to Noncontrolling Interests	974		1,024	1,172
Exchange differences arising from the translation of the net investment in foreign operations	8		(3)	(12)
Unrealized gain or loss on financial assets at FVOCI	(26)		(1)	0
Unrealized gain or loss on available-for-sale financial assets	0		0	(2)
Income tax relating to unrealized gain and loss on available-for-sale financial assets	0		0	1
Remeasurements of defined benefit pension plans	15		(9)	(8)
Income tax relating to remeasurements of defined benefit pension plans	(3)		3	0
Share of other comprehensive income (loss) of associates accounted for using equity method	(1)		1	(2)
Cash dividends distributed by subsidiaries	(710)		(958)	(942)
Partial disposal of interests in subsidiaries	0		349	29
Share-based payment transactions of subsidiaries	22		42	20
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0		700	1,750
Other changes in additional paid-in capital of subsidiaries	0		0	0
Net increase (decrease) in noncontrolling interests	(1)		239	196
Ending balance	10,115	$ 338	9,857	8,474
As Adjusted [Member] | Noncontrolling interests [Member]
Beginning balance	$ 9,837		8,470	6,272
Ending balance			$ 9,837	$ 8,470